Financial risk management - Changes in carrying values of financial instruments classified as Level 3 (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial asset at FVTPL
Changes in carrying values of financial instruments classified as Level 3 [Line Items]
Beginning balance	₩ 18,632,327	₩ 17,327,888
Recognized in profit or loss for the period	8,721	355,895
Recognized in other comprehensive income (loss) for the year	(531)	3,287
Recognized Changes In Carrying Value Of Financial Instruments	8,190	359,182
Purchase	5,875,977	7,120,860
Settlement	(4,667,721)	(5,798,938)
Transfer to level 3	65,173	17,407
Transfer out of level 3	(56,884)	(394,072)
Ending balance	19,857,062	18,632,327
Securities at FVOCI
Changes in carrying values of financial instruments classified as Level 3 [Line Items]
Beginning balance	922,191	949,183
Recognized in other comprehensive income (loss) for the year	69,448	(77,241)
Recognized Changes In Carrying Value Of Financial Instruments	69,448	(77,241)
Purchase	6,324	55,431
Settlement	(62,292)	(5,153)
Transfer to level 3	9,140
Transfer out of level 3		(29)
Ending balance	944,811	922,191
Financial liabilities designated at FVTPL
Changes in carrying values of financial instruments classified as Level 3 [Line Items]
Beginning balance	(7,139,257)	(6,725,252)
Recognized in profit or loss for the period	(225,030)	(74,680)
Recognized in other comprehensive income (loss) for the year	(4,165)	(8,614)
Recognized Changes In Carrying Value Of Financial Instruments	(229,195)	(83,294)
Issue	(6,407,756)	(7,993,276)
Settlement	7,941,525	7,662,565
Ending balance	(5,834,683)	(7,139,257)
Derivative assets - Held for trading
Changes in carrying values of financial instruments classified as Level 3 [Line Items]
Beginning balance	719,177	632,213
Recognized in profit or loss for the period	95,523	64,091
Recognized Changes In Carrying Value Of Financial Instruments	95,523	64,091
Purchase	87,869	1,318,715
Settlement	(306,359)	(1,299,773)
Transfer to level 3	23	3,931
Transfer out of level 3	(4)
Ending balance	596,229	719,177
Derivative liabilities - Held for trading
Changes in carrying values of financial instruments classified as Level 3 [Line Items]
Beginning balance	(536,855)	(783,587)
Recognized in profit or loss for the period	155,722	(307,946)
Recognized Changes In Carrying Value Of Financial Instruments	155,722	(307,946)
Purchase	(30,005)	(11,529)
Settlement	117,483	566,207
Ending balance	(293,655)	(536,855)
Derivative liabilities - Held for hedging
Changes in carrying values of financial instruments classified as Level 3 [Line Items]
Beginning balance	(207,697)	(224,195)
Recognized in profit or loss for the period	36,007	16,498
Recognized Changes In Carrying Value Of Financial Instruments	36,007	16,498
Purchase	(13,580)
Settlement	31,453
Ending balance	₩ (153,817)	₩ (207,697)